Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (Loss)	$ (8,307)	$ 4,796	$ (6,500)
Other comprehensive income:
Foreign currency translation adjustments			267
Total comprehensive income (Loss)	$ (8,307)	$ 4,796	$ (6,233)